Share-Based Compensation (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 16, 2025	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation costs not recognized		$ 2,365,448	$ 1,837,850
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	48,484		48,484
Options term	10 years
Exercise price of options granted	$ 6.71	$ 6.71	$ 6.71
Share-based compensation expense		$ 382,000	$ 1,762,000
Options vested		22,793	1,900
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			$ 529,000